VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—70.5%
Aerospace & Defense—0.2%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 110	$ 479
Auto Manufacturers—1.4%
Rivian Automotive, Inc.
4.625%, 3/15/29(2)	1,540	1,572
3.625%, 10/15/30(2)	1,675	1,517
		3,089

Biotechnology—4.6%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27(2)	1,930	2,213
Bridgebio Pharma, Inc.
2.500%, 3/15/27(2)	1,070	1,278
144A 1.750%, 3/1/31(1)	525	573
Guardant Health, Inc. 1.250%, 2/15/31(2)	1,020	1,095
Halozyme Therapeutics, Inc. 0.250%, 3/1/27(2)	2,660	2,774
Insmed, Inc. 0.750%, 6/1/28(2)	420	945
Travere Therapeutics, Inc. 2.250%, 3/1/29(2)	1,135	1,146
		10,024

Commercial Services—3.0%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)(2)	895	805
Block, Inc. 0.000%, 5/1/26(3)	2,555	2,422
Shift4 Payments, Inc. 0.500%, 8/1/27(2)	2,340	2,368
Stride, Inc. 1.125%, 9/1/27	325	888
		6,483

Computers—5.5%
Lumentum Holdings, Inc. 0.500%, 12/15/26(2)	3,520	3,626
PAR Technology Corp. 1.500%, 10/15/27(2)	1,610	1,694
Parsons Corp. 2.625%, 3/1/29	720	759
Seagate HDD Cayman 3.500%, 6/1/28(2)	1,510	1,910
Super Micro Computer, Inc. 3.500%, 3/1/29(2)	975	898
Western Digital Corp. 3.000%, 11/15/28(2)	1,075	1,459
Zscaler, Inc. 0.125%, 7/1/25(2)	1,050	1,576
		11,922

Diversified REITS—1.2%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)(2)	2,530	2,629
	Par Value	Value

Electric Utilities—5.0%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27(2)	$ 2,560	$ 2,863
PG&E Corp. 4.250%, 12/1/27(2)	2,510	2,608
Southern Co. (The) 3.875%, 12/15/25(2)	3,280	3,680
TXNM Energy, Inc. 144A 5.750%, 6/1/54(1)(2)	1,330	1,654
		10,805

Electronics—1.9%
Advanced Energy Industries, Inc. 2.500%, 9/15/28(2)	1,300	1,364
Itron, Inc. 144A 1.375%, 7/15/30(1)(2)	920	1,003
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)(2)	1,365	1,734
		4,101

Engineering & Construction—0.7%
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)(2)	1,280	1,612
Entertainment—4.2%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)(3)	3,165	2,777
IMAX Corp. 0.500%, 4/1/26(2)	1,385	1,471
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)(2)	4,550	4,705
		8,953

Financial Services—3.5%
Coinbase Global, Inc. 0.500%, 6/1/26(2)	2,895	2,899
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)(2)	1,600	1,549
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)(2)	2,225	2,233
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)(2)	920	770
		7,451

Health Care REITs—2.7%
Welltower OP LLC 144A 3.125%, 7/15/29(1)(2)	4,320	5,754
Healthcare-Products—3.6%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)(2)	1,410	1,390
Envista Holdings Corp. 2.375%, 6/1/25(2)	980	974
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)(2)	1,445	1,256
Insulet Corp. 0.375%, 9/1/26(2)	1,060	1,311
iRhythm Technologies, Inc. 1.500%, 9/1/29(2)	1,050	1,094
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)(2)	$ 720	$ 917
Repligen Corp. 1.000%, 12/15/28(2)	815	832
		7,774

Industrial REITs—1.1%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)(2)	2,365	2,334
Internet—7.1%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)(2)	310	407
Expedia Group, Inc. 0.000%, 2/15/26(2)	1,125	1,097
Magnite, Inc. 0.250%, 3/15/26(2)	1,040	992
Palo Alto Networks, Inc. 0.375%, 6/1/25(2)	320	1,195
Sea Ltd. 2.375%, 12/1/25(2)	665	1,007
Shopify, Inc. 0.125%, 11/1/25(2)	1,895	1,888
Snap, Inc. 0.750%, 8/1/26(2)	1,035	991
Spotify USA, Inc. 0.000%, 3/15/26(2)	720	927
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)(2)	1,180	1,331
Uber Technologies, Inc.
0.000%, 12/15/25(2)	3,075	3,441
0.875%, 12/1/28(2)	400	524
Wayfair, Inc. 3.250%, 9/15/27(2)	1,050	976
Zillow Group, Inc. 2.750%, 5/15/25(2)	440	443
		15,219

Investment Companies—0.2%
IREN Ltd. 144A 3.250%, 6/15/30(1)(2)	630	456
Iron & Steel—0.4%
United States Steel Corp. 5.000%, 11/1/26	295	964
Leisure Time—1.2%
NCL Corp., Ltd. 1.125%, 2/15/27(2)	2,040	1,927
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25(2)	155	669
		2,596

Machinery-Construction & Mining—0.5%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)(2)	880	1,050
	Par Value	Value

Media—2.1%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)(2)	$ 3,470	$ 3,507
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27(2)	800	971
		4,478

Metal Fabricate/Hardware—0.8%
Xometry, Inc. 1.000%, 2/1/27(2)	1,760	1,684
Mining—0.4%
MP Materials Corp. 144A 3.000%, 3/1/30(1)(2)	620	863
Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc. 0.500%, 12/15/27(2)	250	678
Oil, Gas & Consumable Fuels—0.9%
UGI Corp. 144A 5.000%, 6/1/28(1)(2)	1,490	1,905
Passenger Airlines—1.0%
American Airlines Group, Inc. 6.500%, 7/1/25(2)	2,125	2,123
Pharmaceuticals—2.1%
Dexcom, Inc. 0.250%, 11/15/25	2,775	2,699
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)(2)	1,630	1,770
		4,469

Retail—1.0%
Burlington Stores, Inc. 1.250%, 12/15/27(2)	1,120	1,435
Shake Shack, Inc. 0.000%, 3/1/28(2)	865	797
		2,232

Retail REIT—0.3%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)(2)	690	687
Semiconductors—2.8%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)(3)	1,560	1,457
ON Semiconductor Corp.
0.000%, 5/1/27	1,025	1,094
0.500%, 3/1/29(2)	1,005	867
Semtech Corp. 1.625%, 11/1/27(2)	930	1,092
Synaptics, Inc. 144A 0.750%, 12/1/31(1)(2)	1,200	1,055
Wolfspeed, Inc. 0.250%, 2/15/28(2)	1,505	483
		6,048

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Software—9.0%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)(2)	$ 665	$ 939
Cloudflare, Inc. 0.000%, 8/15/26(2)(3)	2,430	2,469
Confluent, Inc. 0.000%, 1/15/27(3)	1,745	1,602
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)(3)	2,580	2,319
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)(2)	1,825	2,007
MicroStrategy, Inc. 144A 0.000%, 12/1/29(1)(2)(3)	4,405	4,006
Nutanix, Inc. 144A 0.500%, 12/15/29(1)(2)	2,025	2,186
Snowflake, Inc. 144A 0.000%, 10/1/29(1)(2)	2,430	3,014
Unity Software, Inc. 144A 0.000%, 3/15/30(1)(2)	995	935
		19,477

Telecommunications—0.9%
AST SpaceMobile, Inc. 144A 4.250%, 3/1/32(1)(2)	485	568
InterDigital, Inc. 3.500%, 6/1/27	135	353
Viavi Solutions, Inc. 1.625%, 3/15/26(2)	1,040	1,088
		2,009

Water Utilities—0.9%
American Water Capital Corp. 3.625%, 6/15/26	1,810	1,864
Total Convertible Bonds and Notes (Identified Cost $152,583)		152,212

Corporate Bonds and Notes—24.3%
Aerospace & Defense—1.4%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)(2)	870	891
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	885	912
TransDigm, Inc.
144A 7.125%, 12/1/31(1)(2)	875	909
144A 6.000%, 1/15/33(1)(2)	290	289
		3,001

Auto Components—0.4%
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31(2)	265	247
5.250%, 7/15/31(2)	625	582
		829

Automotive Parts & Equipment—1.0%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)(2)	445	422
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	450	433
	Par Value	Value

Automotive Parts & Equipment—continued
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	$ 745	$ 748
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)(2)	290	289
Tenneco, Inc. 144A 8.000%, 11/17/28(1)(2)	320	306
		2,198

Building Materials—0.8%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	895	900
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)(2)	745	748
		1,648

Chemicals—0.4%
Chemours Co. (The) 144A 8.000%, 1/15/33(1)(2)	605	545
Tronox, Inc. 144A 4.625%, 3/15/29(1)(2)	465	377
		922

Commercial Services—1.5%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	910	904
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)(2)	720	735
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)(2)	900	913
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)(2)	585	596
		3,148

Computers—0.8%
McAfee Corp. 144A 7.375%, 2/15/30(1)(2)	840	725
Seagate HDD Cayman 8.500%, 7/15/31(2)	845	904
		1,629

Containers & Packaging—0.4%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)(2)	735	737
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	215	212
		949

Diversified REITS—0.5%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(2)	585	601
144A 6.250%, 1/15/33(1)(2)	450	449
		1,050

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)(2)	445	450

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	$ 400	$ 383
Entertainment—1.3%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	1,100	1,037
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)(2)	285	288
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)	710	710
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)(2)	385	347
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	470	447
		2,829

Environmental Services—0.5%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)(2)	535	556
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)(2)	560	572
		1,128

Financial Services—1.8%
Nationstar Mortgage Holdings, Inc. 144A 7.125%, 2/1/32(1)(2)	970	1,006
Navient Corp. 9.375%, 7/25/30(2)	220	234
OneMain Finance Corp. 7.125%, 11/15/31(2)	855	858
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)(2)	885	923
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	765	773
		3,794

Food & Beverage—0.7%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)(2)	610	610
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)(2)	885	875
		1,485

Healthcare-Products—0.5%
Insulet Corp. 144A 6.500%, 4/1/33(1)	570	581
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	625	594
		1,175

Healthcare-Services—0.6%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)(2)	575	589
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	720	718
		1,307

	Par Value	Value

Insurance—0.4%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(2)	$ 915	$ 937
Internet—0.5%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	550	566
Snap, Inc. 144A 6.875%, 3/1/33(1)(2)	450	450
		1,016

Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	505	476
Iron & Steel—0.4%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)(2)	900	846
Leisure Time—0.6%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(2)	425	430
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)(2)	885	864
		1,294

Lodging—0.1%
Station Casinos LLC 144A 6.625%, 3/15/32(1)(2)	300	298
Machinery-Diversified—0.3%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	735	763
Media—2.1%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	215	217
144A 7.375%, 3/1/31(1)(2)	575	592
Gray Media, Inc.
144A 7.000%, 5/15/27(1)(2)	580	564
144A 4.750%, 10/15/30(1)(2)	295	175
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	865	857
Sirius XM Radio LLC 144A 5.500%, 7/1/29(1)(2)	915	891
TEGNA, Inc. 5.000%, 9/15/29(2)	640	596
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	565	544
		4,436

Mining—0.8%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(2)	720	746
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	440	432

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Mining—continued
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	$ 465	$ 463
		1,641

Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)(2)	440	448
Oil, Gas & Consumable Fuels—2.5%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)(2)	430	430
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	850	808
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	750	751
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	305	293
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)(2)	615	601
SM Energy Co. 144A 7.000%, 8/1/32(1)(2)	445	410
Sunoco LP 144A 6.250%, 7/1/33(1)(2)	585	584
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)(2)	588	583
USA Compression Partners LP 6.875%, 9/1/27(2)	285	283
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	625	619
		5,362

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	247
Pharmaceuticals—0.4%
Organon & Co. 144A 7.875%, 5/15/34(1)(2)	845	778
Pipelines—0.3%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)(2)	740	675
Retail—0.6%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	330	336
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)(2)	440	444
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)(2)	605	615
		1,395

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	225	225
Software—0.5%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	580	580
	Par Value	Value

Software—continued
UKG, Inc. 144A 6.875%, 2/1/31(1)(2)	$ 600	$ 617
		1,197

Telecommunications—0.2%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	410	429
Transportation—1.0%
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)(2)	870	910
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)(2)	585	594
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	695	711
		2,215

Total Corporate Bonds and Notes (Identified Cost $53,381)		52,603

	Shares
Convertible Preferred Stocks—11.0%
Aerospace & Defense—2.7%
Boeing Co. (The), 6.000%(2)	97,195	5,966
Banks—2.6%
Wells Fargo & Co. Series L, 7.500%(2)	4,770	5,543
Capital Markets—1.6%
Ares Management Corp. Series B, 6.750%(2)	30,690	1,515
KKR & Co., Inc. Series D, 6.250%(2)	38,825	1,861
		3,376

Chemicals—0.3%
Albemarle Corp., 7.250%(2)	21,890	670
Electric Utilities—1.4%
NextEra Energy, Inc., 6.926%(2)	35,810	1,379
PG&E Corp. Series A, 6.000%	39,760	1,729
		3,108

Healthcare Providers & Services—0.6%
BrightSpring Health Services, Inc., 6.750%(2)	20,325	1,274
Machinery—0.2%
Chart Industries, Inc. Series B, 6.750%(2)	6,750	357
Semiconductors & Semiconductor Equipment—0.8%
Microchip Technology, Inc., 7.500%	35,185	1,670
Software—0.2%
MicroStrategy, Inc., 8.000%	5,460	489

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—0.6%
Hewlett Packard Enterprise Co., 7.625%(2)	24,455	$ 1,228
Total Convertible Preferred Stocks (Identified Cost $24,038)		23,681

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(4)(5)(6)	630	63
Total Preferred Stock (Identified Cost $62)		63

Common Stocks—32.8%
Air Freight & Logistics—0.1%
FedEx Corp.	845	178
Automobiles—0.7%
Tesla, Inc.(5)(7)	5,120	1,445
Banks—1.3%
Bank of America Corp.(7)	18,700	746
CCF Holdings LLC(4)(5)	1,026,972	52
CCF Holdings LLC Class M(4)(5)	219,990	11
Citigroup, Inc.(7)	9,945	680
JPMorgan Chase & Co.(7)	5,835	1,427
		2,916

Beverages—0.3%
Coca-Cola Co. (The)(7)	9,660	701
Biotechnology—1.1%
AbbVie, Inc.(7)	4,285	836
Gilead Sciences, Inc.	3,725	397
Regeneron Pharmaceuticals, Inc.	630	377
Vertex Pharmaceuticals, Inc.(5)	1,540	785
		2,395

Broadline Retail—1.2%
Amazon.com, Inc.(5)	14,580	2,689
Building Products—0.1%
Johnson Controls International plc	2,525	212
Capital Markets—1.2%
Charles Schwab Corp. (The)(7)	14,445	1,176
Intercontinental Exchange, Inc.	2,705	454
Moody’s Corp.(7)	1,195	541
Morgan Stanley(7)	4,190	484
		2,655

Chemicals—0.7%
Air Products & Chemicals, Inc.	1,725	467
DuPont de Nemours, Inc.	5,514	364
Ecolab, Inc.	1,580	397
	Shares	Value

Chemicals—continued
Linde plc	820	$ 372
		1,600

Commercial Services & Supplies—0.6%
Cintas Corp.	2,920	618
Waste Management, Inc.(7)	2,730	637
		1,255

Communications Equipment—0.7%
Cisco Systems, Inc.	17,180	992
Motorola Solutions, Inc.	965	425
		1,417

Construction & Engineering—0.3%
Quanta Services, Inc.	1,995	584
Consumer Finance—0.5%
Discover Financial Services(7)	5,400	986
Consumer Staples Distribution & Retail—1.3%
Costco Wholesale Corp.	1,220	1,214
Target Corp.	2,350	227
Walmart, Inc.	15,170	1,475
		2,916

Diversified Telecommunication Services—0.2%
AT&T, Inc.	13,740	381
Electric Utilities—0.1%
Constellation Energy Corp.	1,005	225
Electrical Equipment—0.1%
Rockwell Automation, Inc.	750	186
Entertainment—0.7%
LiveStyle, Inc. (4)(5)(6)	13,574	—
Netflix, Inc.(5)(7)	1,045	1,183
Take-Two Interactive Software, Inc.(5)	1,361	317
		1,500

Financial Services—1.2%
Fiserv, Inc.(5)	1,740	321
Mastercard, Inc. Class A	4,245	2,327
		2,648

Healthcare Equipment & Supplies—0.9%
Boston Scientific Corp.(5)(7)	11,700	1,204
Intuitive Surgical, Inc.(5)(7)	1,585	817
		2,021

Healthcare Providers & Services—0.9%
CVS Health Corp.	5,895	393
McKesson Corp.	950	677

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—continued
UnitedHealth Group, Inc.(7)	1,905	$ 784
		1,854

Hotels, Restaurants & Leisure—0.6%
Chipotle Mexican Grill, Inc. Class A(5)	10,530	532
McDonald’s Corp.	2,180	697
		1,229

Industrial Conglomerates—0.9%
3M Co.(7)	4,620	642
General Electric Co.(7)	6,680	1,346
		1,988

Insurance—0.8%
Allstate Corp. (The)	4,290	851
Aon plc Class A	2,230	791
		1,642

Interactive Media & Services—2.0%
Alphabet, Inc. Class A(7)	10,500	1,667
Alphabet, Inc. Class C(7)	3,850	619
Meta Platforms, Inc. Class A	3,535	1,941
		4,227

IT Services—0.4%
Accenture plc Class A	870	260
GoDaddy, Inc. Class A(5)	3,300	622
		882

Life Sciences Tools & Services—0.3%
Danaher Corp.	2,815	561
Machinery—0.6%
Deere & Co.	1,215	563
Parker-Hannifin Corp.	1,200	726
		1,289

Oil, Gas & Consumable Fuels—0.2%
Williams Cos., Inc. (The)	7,845	459
Pharmaceuticals—0.7%
Eli Lilly & Co.	1,575	1,416
Real Estate Management & Development—0.3%
CBRE Group, Inc. Class A(5)(7)	3,330	407
CoStar Group, Inc.(5)	4,615	342
		749

Semiconductors & Semiconductor Equipment—3.9%
Analog Devices, Inc.	3,240	631
Broadcom, Inc.	7,055	1,358
KLA Corp.	835	587
Micron Technology, Inc.	3,960	305
NVIDIA Corp.	46,507	5,066
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Texas Instruments, Inc.	2,995	$ 479
		8,426

Software—4.0%
Atlassian Corp. Class A(5)	1,900	434
Autodesk, Inc.(5)	1,375	377
Cadence Design Systems, Inc.(5)(7)	1,304	388
Crowdstrike Holdings, Inc. Class A(5)	1,560	669
Microsoft Corp.	10,194	4,029
Oracle Corp.	2,213	312
Palantir Technologies, Inc. Class A(5)	3,330	394
Roper Technologies, Inc.(7)	920	515
Salesforce, Inc.	3,295	885
ServiceNow, Inc.(5)(7)	635	607
		8,610

Specialized REITs—0.5%
American Tower Corp.	2,170	489
Equinix, Inc.	815	702
		1,191

Specialty Retail—1.2%
Chewy, Inc. Class A(5)	12,050	452
Home Depot, Inc. (The)(7)	2,145	773
O’Reilly Automotive, Inc.(5)(7)	480	679
TJX Cos., Inc. (The)	5,075	653
		2,557

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc.	22,370	4,754
Total Common Stocks (Identified Cost $71,590)		70,744

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	363,920	7
Total Warrant (Identified Cost $—)		7

Total Long-Term Investments—138.6% (Identified Cost $301,654)		299,310

Short-Term Investment—6.5%
Money Market Mutual Fund—6.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.222%)(8)	14,048,335	14,048
Total Short-Term Investment (Identified Cost $14,048)		14,048

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—145.1% (Identified Cost $315,702)		313,358

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $27)	$ (53)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—145.1% (Identified Cost $315,675)	$313,305
Other assets and liabilities, net—(45.1)%	(97,415)
NET ASSETS—100.0%	$215,890

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $109,607 or 50.8% of net assets.
(2)	All or a portion of the security is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $194,337.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $10,110.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Cayman Islands	3
Canada	2
Bermuda	2
Total	100%
† % of total investments, net of written options, as of April 30, 2025.
Open written options contracts as of April 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
3M Co.	(24)	$(360)	$150.00	05/16/25	$(1)
AbbVie, Inc.	(21)	(420)	200.00	05/16/25	(5)
Alphabet, Inc.	(19)	(352)	185.00	05/16/25	(—) (3)
Alphabet, Inc.	(53)	(1,007)	190.00	05/16/25	(—) (3)
Bank of America Corp.	(94)	(395)	42.00	05/16/25	(2)
Boston Scientific Corp.	(55)	(588)	107.00	05/16/25	(4)
Cadence Design Systems, Inc.	(5)	(165)	330.00	05/16/25	(—) (3)
CBRE Group, Inc.	(17)	(230)	135.00	05/16/25	(—) (3)
Charles Schwab Corp. (The)	(51)	(433)	85.00	05/16/25	(3)
Citigroup, Inc.	(50)	(375)	75.00	05/16/25	(—) (3)
Coca-Cola Co. (The)	(48)	(365)	76.00	05/16/25	(1)
Discover Financial Services	(14)	(287)	205.00	05/16/25	(—) (3)
Ecolab, Inc.	(8)	(216)	270.00	06/20/25	(1)
General Electric Co.	(33)	(693)	210.00	05/16/25	(6)
Home Depot, Inc. (The)	(11)	(451)	410.00	05/16/25	(—) (3)
Intuitive Surgical, Inc.	(8)	(464)	580.00	05/16/25	(1)
JPMorgan Chase & Co.	(29)	(768)	265.00	05/16/25	(1)
Moody’s Corp.	(6)	(282)	470.00	05/16/25	(2)
Morgan Stanley	(18)	(225)	125.00	05/16/25	(1)
Netflix, Inc.	(5)	(565)	1,130.00	05/16/25	(17)
O’Reilly Automotive, Inc.	(2)	(292)	1,460.00	05/16/25	(2)
Roper Technologies, Inc.	(5)	(295)	590.00	05/16/25	(1)
ServiceNow, Inc.	(3)	(324)	1,080.00	05/16/25	(1)
Tesla, Inc.	(22)	(792)	360.00	05/16/25	(2)
UnitedHealth Group, Inc.	(13)	(741)	570.00	05/16/25	(—) (3)
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
Open written options contracts as of April 30, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Waste Management, Inc.	(14)	$(336)	$240.00	05/16/25	$(2)
Total Written Options					$(53)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of April 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$152,212	$—	$152,212	$—
Corporate Bonds and Notes	52,603	—	52,603	—
Equity Securities:
Convertible Preferred Stocks	23,681	23,681	—	—
Preferred Stock	63	—	—	63
Common Stocks	70,744	70,681	—	63(1)
Warrant	7	—	—	7
Money Market Mutual Fund	14,048	14,048	—	—
Total Assets	313,358	108,410	204,815	133
Liabilities:
Other Financial Instruments:
Written Options	(53)	(49)	(4)	—
Total Liabilities	(53)	(49)	(4)	—
Total Investments, Net of Written Options	$313,305	$108,361	$204,811	$133

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended April 30, 2025.
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.